Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	38.00%	40.60%	40.60%
Increase income taxes-deferred due to revision of tax law		386
Income tax deferred	¥ 1,785	¥ 642	¥ 303
Deferred tax assets, net	66,591	69,529
Tax loss carryforwards	17,577
Tax loss carryforward subject to expiration	4,017
Tax loss carryforwards not subject to limitation	13,560
Unrecognized tax benefits that would impact effective tax rate	0	0	0
Minimum
Income Taxes [Line Items]
Tax loss carryforward expiration	2014
Maximum
Income Taxes [Line Items]
Tax loss carryforward expiration	2021
From April 1, 2012 to March 31, 2015
Income Taxes [Line Items]
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies		38.00%
After April 1, 2015
Income Taxes [Line Items]
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies		35.60%
Asc 810
Income Taxes [Line Items]
Deferred income taxes relating to inter company profits	10,213	8,428
Asc 740
Income Taxes [Line Items]
Deferred tax assets, net	¥ 56,378	¥ 61,101